Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Entity Registrant Name	AMBIENT CORP /NY
Entity Central Index Key	0001047919
Document Type	Other
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 17,965	$ 6,987
Accounts receivable	284	1,731
Inventory	1,460	834
Prepaid expenses and other current assets	527	276
Total Current Assets	20,236	9,828
Property and equipment, net	1,249	745
Deferred finance charges	389	0
TOTAL ASSETS	21,874	10,573
Current liabilities:
Accounts payable	3,920	3,608
Accrued expenses and other current liabilities (including related party interest of $0 and $244, respectively)	714	633
Deferred revenue	119	0
Accrued warranty	115	0
Income taxes payable	41	0
Capital lease obligation	0	10
Total Current Liabilities	4,909	4,251
Non-current liabilities
Deferred Rent	99	186
Total Liabilities	5,008	4,437
STOCKHOLDERS EQUITY
Common stock, $0.001 par value; 100,000,000 and 20,000,000 shares authorized; 16,567,384 and 16,493,764 shares issued; and 16,557,384 and 16,483,764 shares outstanding, respectively	17	16
Additional paid-in capital	155,707	149,748
Accumulated deficit	(138,658)	(143,428)
Less: Treasury Stock: 10,000 shares at cost	(200)	(200)
Total stockholders' equity	16,866	6,136
Total liabilities and stockholders equity	$ 21,874	$ 10,573

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity
Common Stock par value	$ 0.001	$ 0.001
Common stock authorized	100,000,000	20,000,000
Common Stock issued	16,567,384	16,493,764
Common Stock outstanding	16,557,384	16,483,764
Treasury Stock shares	10,000	10,000

Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Total revenue	$ 62,306	$ 20,358	$ 2,193
Cost of goods sold	35,490	12,023	1,836
Gross profit	26,816	8,335	357
Operating expenses:
Research and development expenses	12,223	6,314	4,946
Selling, general and administrative expenses	9,638	5,239	4,662
Total operating expenses	21,861	11,553	9,608
Operating income (loss)	4,955	(3,218)	(9,251)
Interest income (expense), net	19	(214)	(4,963)
Other income (expense), net	0	246	(32)
Total other income	19	32	(4,995)
Income (loss) before taxes	4,974	(3,186)	(14,246)
Provision for income taxes	204	0	0
Net Income (loss)	$ 4,770	$ (3,186)	$ (14,246)
Basic and diluted loss per share:
Net income (loss) per share (basic)	$ 0.29	$ (0.21)	$ (1.81)
Net income (loss) per share (diluted)	$ 0.28	$ (0.21)	$ (1.81)
Weighted average shares used in computing basic net income (loss) per share	16,515	15,385	7,891
Weighted average shares used in computing diluted net income (loss) per share	16,905	15,385	7,891

Shareholders Equity (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance - amount at Dec. 31, 2008	$ 7	$ 133,643	$ (200)	$ (125,996)	$ 7,454
Beginning Balance - shares at Dec. 31, 2008	7,189,808
Common stock issued upon exercise of warrants - shares	116,422
Common stock issued upon exercise of warrants - amount		952			952
Common stock issued upon exercise of options - shares	7,500
Common stock issued upon exercise of options - amount		24			24
Common stock issued upon conversion of convertible debt - shares	1,666,667
Common stock issued upon conversion of convertible debt - Amount	2	2,498			2,500
Remeasurement of beneficial conversion feature of convertible promissory note		(8,333)			(8,333)
Warrant repricing		1,147			1,147
Stock-based compensation expense		967			967
Net income (loss)				(14,246)	(14,246)
Ending Balance - amount at Dec. 31, 2009	9	130,898	(200)	(140,242)	(9,535)
Ending Balance - shares at Dec. 31, 2009	8,980,397
Common stock issued upon exercise of warrants - shares	28,590
Common stock issued upon exercise of warrants - amount		100			100
Common stock issued upon exercise of options - shares	8,110
Common stock issued upon exercise of options - amount		32			32
Proceeds from sale of common stock - shares	800,000
Proceeds from sale of common stock - amount		8,000			8,000
Common stock issued upon conversion of convertible debt - shares	6,666,667
Common stock issued upon conversion of convertible debt - Amount	7	9,993			10,000
Stock-based compensation expense		725			725
Net income (loss)				(3,186)	(3,186)
Ending Balance - amount at Dec. 31, 2010	16	149,748	(200)	(143,428)	6,136
Ending Balance - shares at Dec. 31, 2010	16,483,764
Common stock issued upon exercise of warrants - shares	68,538
Common stock issued upon exercise of warrants - amount	1	239			240
Common stock issued upon exercise of options - shares	5,082
Common stock issued upon exercise of options - amount		30			30
Stock-based compensation expense		5,690			5,690
Net income (loss)				4,770	4,770
Ending Balance - amount at Dec. 31, 2011	$ 17	$ 155,707	$ (200)	$ (138,658)	$ 16,866
Ending Balance - shares at Dec. 31, 2011	16,557,384

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 4,770	$ (3,186)	$ (14,246)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	458	380	303
Amortization of beneficial conversion feature of convertible debt	0	184	3,228
Financing costs related to warrant repricing	0	0	1,147
Stock-based compensation	5,690	725	967
Gain on conversion and extinguishment of debt	0	(252)	0
Loss on disposal of fixed assets	0	6	32
Changes in operating assets and liabilities:
Accounts receivable	1,447	(492)	430
Inventory	(626)	(473)	(263)
Prepaid expenses and other current assets	(251)	(74)	(28)
Accounts payable	312	1,592	682
Deferred rent	(87)	101	85
Accrued warranty	115	0	0
Accrued expenses and other current liabilities	81	56	(108)
Income taxes payable	41	0	0
Deferred revenue	119	(159)	51
Net cash provided by (used in) operating activites	12,069	(1,592)	(7,720)
CASH FLOWS FROM INVESTING ACTIVITIES:
Redemption of marketable securities	0	0	125
Purchases of property and equipment	(962)	(527)	(394)
Net cash used in investing activities	(962)	(527)	(269)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	0	8,000	976
Deferred finance charges	(389)	0	0
Proceeds from exercise of warrants	240	100	0
Proceeds from exercise of stock options	30	32	0
Payments of capitalized lease obligations	(10)	(13)	(12)
Net cash (used in) provided by financing activities	(129)	8,119	964
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,978	6,000	(7,025)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	6,987	987	8,012
CASH AND CASH EQUIVALENTS - END OF YEAR	17,965	6,987	987
Noncash financing and investing activities:
Issuance of common stock in connection with conversion of debt	0	10,000	0
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	246	226	675
Cash paid during the period for income taxes	$ 163	$ 0	$ 0

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

Ambient Corporation (“Ambient,” the “Company,” “we or “us”) is a Delaware Corporation incorporated on June 26, 1996 and is a leading provider of a smart grid communications platform that enables utilities to effectively deploy, integrate and communicate with multiple devices creating smart grid applications within the electric power distribution grid. The Ambient Smart Grid® communications platform, which includes hardware, software and firmware, provides the network platform to effectively manage smart grid applications. The Company’s innovative communications platform enables utilities to deploy and integrate multiple smart grid applications and technologies, in parallel on a single communications infrastructure, supporting smart metering, distribution automation, distribution management, demand response, distributed generation and more.

The Company’s long-standing relationship with Duke Energy, which it believes has one of the most forward-looking smart grid investment initiatives in North America, has led to rapid growth in the Company’s business. The Company entered into a long-term agreement in September 2009 with Duke Energy, currently its sole customer, to supply Duke Energy with their Ambient Smart Grid® communications nodes through 2015 and license our AmbientNMS®.

On July 18, 2011, the Company implemented a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-100 shares. The reverse stock split has been reflected in this Annual Report on Form 10-K. See Note 7.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

During 2011, the Company’s only wholly-owned subsidiary, Insulated Connections Corporation Limited, was dissolved and is no longer consolidated in the Company’s financial statements. Prior to its dissolution in 2011, the financial statements included the accounts of Insulated Connections Corporation Limited, though the subsidiary had been inactive since 2001.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Some of these estimates can be subjective and complex and, consequently, actual results may differ from these estimates under different assumptions or conditions. For any given estimate or assumption made by the Company’s management, there may be other estimates or assumptions that are as reasonable. The Company believes that, given the current facts and circumstances, it is unlikely that applying any such other reasonable estimate or assumption would materially impact the financial statements.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with maturities of three months or less from the date of purchase and whose carrying amount approximates fair value to be cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Substantially all of the Company's financial instruments, consisting primarily of cash, accounts receivable, accounts payable, accrued expenses and other current liabilities are carried at, or approximate, fair value because of their short-term nature.

STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with accounting guidance now codified as Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation.” Under the fair value recognition provision of financial stock-based compensation cost is estimated at the grant date based on the fair value of the award. The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model.

NET INCOME (LOSS) PER SHARE

The Company computes net income (loss) per common share in accordance with the Earning Per Share topic of the FASB ASC. Basic net income (loss) per share (EPS) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share adjusts basic net income (loss) per share for the effects of convertible securities, stock options and other potentially dilutive instruments, only in the periods in which such effect is dilutive.

The following is a reconciliation of the denominators of basic and diluted earnings per share computations:

(in thousands)	2009	2010	2011

Weighted average shares outstanding used to compute basic earnings per share	7,891	15,385	16,515

Effect of dilutive stock options and warrants	—	—	390

Weighted average shares outstanding and dilutive securities used to compute dilutive earnings per share	7,891	15,385	16,905

The following securities have been excluded from the calculation of net income (loss) per share, as their effect would be anti-dilutive.

(in thousands)	2009	2010	2011
Stock options	585	1,129	747
Warrants	788	1,560	800
Convertible debentures	6,667	—	—
	8,040	2,689	1,547

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from one to five years. Upon retirement or disposal, the cost of the disposed asset and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in net income or loss.

REVENUE RECOGNITION

Hardware sales consist of smart grid nodes ("Nodes") as well as system software embedded in the Nodes. System software embedded in Ambient’s Nodes is used solely in connection with the operation of the product. Upon the sale and shipment of its products, the Company is not required to update the embedded software for newer versions that are subsequently developed. In addition, the Company does not offer or provide any free post-contract customer support. There is an original warranty period, which may run for a period of up to twelve months from sale of product, in which the Company will repair product when and if appropriate. As such, the Company recognizes revenue from the sales of Nodes when products are delivered to the customer.

The Company’s other proprietary software consists of the AmbientNMS®; an element management product that may be sold on a stand-alone basis. A purchaser of Ambient’s Nodes is not required to purchase this product, as Nodes could be managed by independently developed management software. The sale of the AmbientNMS® does not include post-contract customer support, unless the customer enters into a maintenance agreement with the Company. As such, the Company recognizes revenue from the sale of software product when shipped. Amounts billed to customers before software is shipped are classified as deferred revenue.

The Company offers maintenance service, on a fee basis that entitles the purchasers of its Nodes and NMS® software providing telephone support and updates and upgrades to our products. Such revenue is amortized over the appropriate service period based on the terms of individual agreements.

ACCOUNTS RECEIVABLE

Accounts receivable are recorded net of an allowance for doubtful accounts based upon management's analysis of the collectability of the balances. At December 31, 2010 and 2011, the Company believed that no allowance was necessary.

At December 31, 2010 and 2011, one customer accounted for 100% of accounts receivable. See Note 10.

INVENTORY

Inventory is valued at the lower of cost or market determined on the first-in, first-out (FIFO) basis. The value of the inventory is adjusted for estimated obsolescence or unmarketable inventory equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.

RESEARCH AND DEVELOPMENT AND PATENT COSTS

Both research and development costs and patent costs are expensed as incurred.

SOFTWARE DEVELOPMENT COSTS

Costs incurred in the research and development of new software products and enhancements to existing software products have historically been expensed as incurred. After technological feasibility is established, additional development costs are capitalized. No software development costs have been capitalized as of December 31, 2010 and 2011.

LEASED EMPLOYEES

The Company had a contract with Insperity, formerly known as Administaff, which is a professional employment organization. Pursuant to this contract, the Company and Insperity were co-employers of the Company’s personnel. Insperity was responsible for paying the salaries and wages of the Company personnel and providing personnel with health, dental and various other types of benefits at favorable rates for which the Company would not otherwise qualify. Insperity paid salaries and wages of the Company’s personnel directly from the Company’s bank accounts, and the Company paid Insperity a fee for its services.

Effective January 1, 2012, the Company terminated its contract with Insperity and currently administers its human resources related activities internally.

INCOME TAXES

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC 740, “Income Taxes,” which requires that the Company recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The Company has adopted the provisions of FASB ASC 740-10-05, “Accounting for Uncertainties in Income Taxes.” The ASC clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements.  The ASC prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  The ASC provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

WARRANTIES

The Company accounts for its warranties under the FASB ASC 450 “Contingencies.” The Company’s current standard product warranty includes a one-year warranty period for defects in material and workmanship. Due to the limited deployment of products, the Company had not historically accrued for the cost of warranty obligations and expensed any costs associated with repairing or replacing defective product as incurred. However, due to significantly increase sales volume during 2011, the Company began accruing a liability of approximately 0.2% of current communications node revenues for the estimated future costs of meeting its warranty obligations, based on its actual historical return rate of products within the one-year warranty period. The Company makes and revises this estimate based on the number of communications nodes delivered and its historical experience with warranty claims. The Company continually monitors the rate of actual product returns and the quality of its products including the quality of the products produced by its U.S. based contract manufacturer in China.

The Company engages in product quality programs and processes, including monitoring and evaluating the quality of component suppliers, in an effort to ensure the quality of its products and reduce its warranty exposure. The warranty obligation will be affected not only by product failure rates, but also the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. If the Company’s actual product failure rates, repair or replacement costs, or service or delivery costs differ from these estimates, accrued warranty costs would be adjusted in the period that such events or costs become known.

The following table summarizes the activity of the Company’s warranty accrual for the years ended 2010 and 2011, respectively:

(in thousands)	2010	2011
Balance at beginning of period	—	—
Warranty costs accrued	$—	$115
Warranty costs incurred	—	—

Balance at end of period	$—	$115

The Company’s software license agreements also generally include a warranty that the Company's software products will substantially operate as described in the applicable program documentation. The Company also warrants that services the Company performs will be provided in a manner consistent with industry standards. To date, the Company has not incurred any material costs associated with these product and service performance warranties, and as such the Company has not provided for any reserves for any such warranty liabilities in its operating results.

IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable from future undiscounted cash flows. Impairment losses are recorded for the excess, if any, of the carrying value over the fair value of the long-lived assets.  The Company did not record an impairment charge in 2010 and 2011.

FAIR VALUE MEASUREMENTS

FASB ASC Topic 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.
Level 2	—

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 1, 2011, the Company adopted Accounting Statement Update (ASU) 2009-13 (ASU 2009-13),“Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements,” which eliminates the residual method of allocation, and instead requires companies to use the relative selling price method when allocating revenue in a multiple deliverable arrangement. When applying the relative selling price method, the selling price for each deliverable shall be determined using vendor specific objective evidence of selling price, if it exists and otherwise using third-party evidence of selling price. If neither vendor specific objective evidence nor third-party evidence of selling price exists for a deliverable, companies shall use their best estimate of the selling price for that deliverable when applying the relative selling price method. The Company elected to adopt this guidance prospectively for all revenue arrangements entered into or materially modified after the date of adoption. The adoption of ASU 2009-13 did not have a material effect on the Company’s financial position, results of operations or cash flows.

On January 1, 2011, the Company adopted ASU 2010-17 (ASU 2010-17), "Revenue Recognition-Milestone Method (Topic 605): Milestone Method of Revenue Recognition." The amendments in this Update are effective on a prospective basis for milestones achieved in fiscal 2011 and thereafter. The Company’s adoption of ASU 2010-17 did not have a material effect on its financial position, results of operations or cash flows.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 clarifies application of fair value measurement and disclosure requirements and is effective for annual periods beginning after December 15, 2011. The Company does not expect that the provisions of ASU 2011-04 will have a material effect on its financial position and results of operations.

In June 2011, the FASB issued ASU No. 2011-05: Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 provides that an entity that reports items of other comprehensive income has the option to present comprehensive income in either one continuous financial statement or two consecutive financial statements. ASU 2011-05 is effective for annual periods beginning after December 15, 2011. The Company does not expect ASU 2011-05 to have any impact on its financial position and results of operations.

In September 2011, the FASB issued ASU 2011-08 (ASU 2011-08), “Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment” ASU 2011-08 updated the guidance on the periodic testing of goodwill for impairment. The updated guidance gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendment is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a qualitative assessment to determine whether further impairment testing is necessary. The update ASU 2011-08 is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company does not expect ASU 2011-08 to have a material effect on the Company’s financial position, results of operation or cash flows.

The Company does not believe that any other recently issued, but not yet effective, accounting standard if currently adopted would have a material effect on the accompanying financial statements.

INVENTORY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INVENTORY

NOTE 3 – INVENTORY

Finished goods primarily consists of shipments in transit which represent the cost of finished goods inventory shipped for which title has not yet passed to the customer. Inventory consisted of the following at December 31, 2010 and 2011:

(in thousands)	December 31,
	2010	2011
Raw material	$139	$—
Finished goods	695	1,460
	$834	$1,460

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
PROPERTY AND EQUIPMENT

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2010 and 2011:

(in thousands)	December 31,
	2010	2011
Computers	$309	$654
Software	505	657
Software (capital lease)	30	—
Machinery and equipment	626	975
Furniture and office equipment	195	248
	1,667	2,534
Less – accumulated depreciation	922	1,285
	$745	$1,249

Depreciation expense was approximately $303,000, $380,000 and $458,000 for the years ended December 31, 2009, 2010 and 2011, respectively.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 5 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(in thousands)	December 31,
	2010	2011
Accrued interest	$244	$—
Accrued compensation and benefits	124	391
Accrued professional fees	31	16
Accrued freight	152	140
Accrued taxes	15	43
Other accrued liabilities	67	124
	$633	$714

Accrued interest represented amounts owed to Vicis Capital Master Fund (“Vicis” or “Investor”) on secured convertible promissory notes. See Note 6.

CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONVERTIBLE DEBT

NOTE 6 – CONVERTIBLE DEBT

Securities Purchase Agreements

(i) On July 31, 2007, the Company entered into the Securities Purchase Agreement (the "July 07 Purchase Agreement") with Vicis, pursuant to which Vicis purchased the Company’s Secured Convertible Promissory Note in aggregate principal amount of $7,500,000 (the “July 07 Note”). The July 07 Note had a term of three years and was scheduled to become due on July 31, 2010. The outstanding principal amount of the July 07 Note was convertible at the option of the holder into shares of the Company’s common stock (the “Common Stock”) at an initial conversion price of $7.50 per share, subject to certain adjustments. The conversion price was adjusted to $1.50 in connection with the various Agreements discussed below.  Amounts owing under the July 07 Note were secured by substantially all of the assets of the Company. In January 2010, the July 07 Note was converted into 5,000,000 shares of Common Stock.

 (ii) On November 1, 2007, the Company entered into a Securities Purchase Agreement (the "November 07 Purchase Agreement") with Vicis pursuant to which Vicis purchased the Company’s Secured Convertible Promissory Note in the principal amount of $2,500,000 (the “November 07 Note”). The November 07 Note had a term of three years and was scheduled to become due on November 1, 2010. The outstanding principal amount of the November 07 Note was convertible at the option of the holder into shares of Common Stock at an initial conversion price of $4.50 per share. In connection with the Debenture Amendment Agreement discussed below, the conversion price was adjusted to $1.50 per share. Amounts owing under the November 07 Note were secured by substantially all of the assets of the Company. In January 2010, the November 07 Note was converted into 1,666,667 shares of Common Stock.

(iii) On January 15, 2008, the Company entered into a Securities Purchase Agreement (the "January 2008 Purchase Agreement") with Vicis pursuant to which Vicis purchased the Company’s Secured Convertible Promissory Note in the principal amount of $2,500,000 (the “January 08 Note”; together with the November 07 Note and the July 07 Note, the “Notes”). The January 08 Note had a term of three years and was scheduled to become due on January 15, 2011. The outstanding principal amount of the January 08 Note was convertible at the option of the holder into shares of Common Stock at an initial conversion price of $3.50 per share. In connection with the Debenture Amendment Agreement discussed below, the conversion price was adjusted to $1.50 per share. Amounts owing under the January 08 Note were secured by substantially all of the assets of the Company. In August 2009, the January 08 Note was converted into 1,666,667 shares of Common Stock.

The Company determined and adjusted the amount of accrued interest owed to Vicis after the notes were converted as discussed above. For the year ended December 31, 2010, the Company recorded a gain on the conversion of the debentures totaling approximately $252,000. Such gain represents the reversal of accrued interest recorded in previous periods.

At December 31, 2010 and 2011, accrued interest owed to Vicis amounted to $244,262 and $0, respectively. See Note 5.

Debt Modification

On November 21, 2008, the Company and Vicis entered into a Debenture Amendment Agreement (the “Debenture Amendment Agreement”), pursuant to which Vicis invested in the Company an additional $8 million. In consideration of the investment, the Company reduced the conversion price on the Notes referred to above to $1.50 per share. The parties also agreed that in the event that on the trading day immediately preceding June 1, 2009, the closing per share price of the Common Stock was less than $10.00, then the per share conversion price with respect to any amount then outstanding under the Notes would automatically be further adjusted to $1.00.  The price of the Common Stock was greater than $10.00 on the trading day immediately preceding June 1, 2009, and therefore no further adjustment of the conversion price was effected.

The fair value of the Convertible Promissory Notes was determined utilizing Level 3 inputs. The fair value of the Convertible Promissory Notes was calculated utilizing the fully diluted market value of the invested capital of the Company immediately before and after the date of the debt modification. The fair value was determined to be the face value of the Convertible Promissory Notes at the date of the debt modification.

For financial reporting purposes, the Company recorded an initial discount of $12,500,000, based upon a conversion price of $1.00 to reflect the beneficial conversion feature related to the Debenture Modification Agreement. The discount was being amortized to the date of maturity of the various Convertible Promissory Notes unless converted earlier. On June 1, 2009, the beneficial conversion feature was re-measured based on the final conversion price being set at $1.50. This resulted in a reduction in the initial value of the beneficial conversion feature of $8,333,333 and a like reduction to additional paid-in capital.

Interest incurred on the Notes amounted to $614,827, $28,296 and $0 for the years ended December 31, 2009, 2010 and 2011, respectively.

On June 30, 2009, the Company agreed to modify the terms of the expiring Class A warrants. Under the new terms, the warrants were exercisable through August 31, 2009 and the exercise prices were reduced from $20.00 to $15.00 per share. The resulting charge due to the modification was approximately $1.1 million and is reflected in interest expense in the year ended December 31, 2009. As a result of the debt conversions of the July 07 Note and the January 08 Note in January 2010, the unamortized debt discounts totaling $183,609 were charged to interest expense in fiscal 2010.  Amortization of the discounts related to the convertible notes above totaled approximately $3.2 million,  $183,609 and $0 for the years ended December 31, 2009, 2010 and 2011, respectively.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
STOCKHOLDERS' EQUITY

NOTE 7 - STOCKHOLDERS' EQUITY

The Company has two classes of capital stock: common and preferred. As of December 31, 2011, the Company had 100,000,000 shares of common stock authorized and 5,000,000 shares of preferred stock authorized both at $0.001 par value per share.

On July 18, 2011, the Company filed a Certificate of Amendment to its Restated Certificate of Incorporation effecting a reverse stock split of its outstanding shares of common stock at a ratio of 1-for-100 shares (the “Reverse Split”). The Certificate of Amendment provided that each 100 outstanding shares of the Company’s common stock would be exchanged and combined, automatically, without further action, into one share of common stock. Following the implementation of the Reverse Split, the number of authorized shares of common stock that we are authorized to issue from time to time is 100,000,000 shares. The Reverse Split became effective on July 18, 2011 and has been reflected in this Annual Report on Form 10-K. On August 3, 2011, our common stock began to trade on the NASDAQ Capital Market under our new ticker symbol “AMBT.”

Securities Purchase Agreements and Warrants

On November 16, 2009, we and Vicis entered into an agreement, which was subsequently amended in January 2010, pursuant to which Vicis furnished to us access to an $8,000,000 equity based credit line. Pursuant to the arrangement, Vicis deposited into an escrow account $8,000,000. From time to time as our cash resources fell below $1,500,000 (the ‘‘Cash Balance Condition Precedent”), we were entitled to receive $500,000 from the account in consideration of which we would issue to Vicis 50,000 shares of common stock and warrants for a corresponding number of shares of common stock. Between January 19 and December 29, 2010, we effected six draw-downs in the amount of the $3,000,000 and issued 300,000 shares of our common stock.

On December 30, 2010, we and Vicis further amended the arrangement described above (“2nd Amendment”) pursuant to which Vicis applied the $5 million then remaining in the escrow account to the purchase of Company securities (the “Investment”). Vicis made the Investment despite the fact that the Cash Balance Condition Precedent had not been met. In consideration of the Investment, we issued to Vicis 500,000 shares of our common stock as well as Series G Warrants to purchase, over a two year period from the date of issuance, an additional 500,000 share of common stock. Under the terms of the 2nd Amendment, the per share exercise price of the Series G Warrants issuable in connection with the Investment was set at $20.00 (rather than the $25.00 per share exercise price provided under the original terms of the agreement).

Warrant Modification

In May 2006, the Company raised net proceeds of approximately $9.0 million in a private placement of $10,000,000 in principal amount of its two-year 8% Convertible Debentures (the "2006 Debentures"). The balance was repaid in its entirety by January 2008. Investors in the private placement also received Class A warrants, exercisable through June 30, 2009, to purchase up to 333,333 shares of the Company's Common Stock at a per share exercise price of $20.00 and Class B warrants, exercisable through June 30, 2011, to purchase up to 333,333 shares of the Company’s Common Stock at a per share exercise price of $25.00.

In connection with the placement of the 2006 Debentures, the Company issued to a registered broker dealer that acted as placement agent warrants consisting of (x) warrants to purchase an aggregate of 66,667 shares of Common Stock having an initial exercise price equal to $15.00, (y) warrants to purchase an aggregate of 33,333 shares of Common Stock having an initial exercise price equal to $20.00, and (z) warrants to purchase an aggregate of 33,333 shares of Common Stock having an initial exercise price equal to $25.00. Except as specifically noted, these warrants otherwise are on substantially the same terms and conditions as the investor warrants.

On June 30, 2009, the Company modified the terms of the expiring Class A warrants. Under the new terms the warrants were exercisable though August 31, 2009 and the exercise prices were reduced from $20.00 to $15.00 per share. The Company valued the warrant modification at approximately $1.1 million using the Black-Scholes pricing model and the following assumptions: contractual term of 0.167 years, an average risk-free interest rate of 0.19% a dividend yield of 0% and volatility of 93%, and is reflected as interest expense during the period ended December 31, 2009

As of December 31, 2011, we had outstanding warrants to purchase approximately 1.1 million shares of common stock with a weighted average exercise price of approximately $16.61 per share, of which approximately outstanding warrants to purchase 955,000 shares of common stock are held by Vicis with a weighted average exercise price of approximately $18.89 per share, and the remaining warrants have a weighted average exercise price of approximately $3.68 per share.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
STOCK-BASED COMPENSATION

NOTE 8 – STOCK-BASED COMPENSATION

The following table presents stock-based compensation expense included in the Company’s statements of operations for the years ended December 31, 2009, 2010 and 2011 (in thousands):

	Year Ended December 31,
	2009	2010	2011
Cost of goods sold	$—	$—	$573
Research and development	360	241	1,448
Selling, general and administrative expenses	607	485	3,669
	$967	$726	$5,690

Stock Incentive Plans

In November 2000, the Company adopted the 2000 Equity Incentive Plan (the "2000 Incentive Plan"). The 2000 Incentive Plan provides for the grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, bonus stock, awards in lieu of cash obligations, other stock-based awards and performance units. On August 15, 2011, the Board of Directors of the Company approved an amendment to the Company’s 2000 Incentive Plan to increase the number of shares of the Company’s common stock available for issuance under the 2000 Incentive Plan from 1,100,000 to 2,750,000 shares. By written consent, the holder of a majority of the shares of outstanding common stock of the Company approved the amendment for such increase.

In December 2002, the Company adopted the 2002 Non-Employee Directors Stock Option Plan (the "2002 Directors Plan") providing for the issuance of shares of Common Stock to non-employee directors. Under the 2002 Directors Plan, only non-qualified options may be issued, and they will be exercisable for a period of six years from the date of grant. On August 15, 2011, the Board of Directors of the Company also approved an amendment to the Company’s 2002 Directors Plan to increase the number of shares of the Company’s common stock available for issuance under the 2002 Directors Plan from 250,000 to 750,000 shares. By written consent, the holder of a majority of the shares of outstanding common stock of the Company approved the amendment for such increase.

In addition to the options granted under the stock option plans discussed above (the "Plans”), the Company has issued options outside of the Plans, pursuant to various employment, consulting and separation agreements (referred to as “Non-plan” stock options).

Option activity for 2009, 2010 and 2011 is summarized as follows:

				Weighted
				Average
	Plan	Non-plan	Total	Exercise Price
Options outstanding, January 1, 2009	286,120	37,750	323,870	$17.00
Granted	274,500	—	274,500	4.00
Exercised	(7,500)	—	(7,500)	6.00
Forfeited	(4,000)	(1,500)	(5,500)	13.00

Options outstanding, January 1, 2010	549,120	36,520	585,370	11.00
Granted	581,450	15,000	596,450	10.40
Exercised	(6,860)	—	(6,860)	4.00
Forfeited	(45,495)	—	(45,495)	13.00

Options outstanding, January 1, 2011	1,078,215	51,250	1,129,465	11.40
Granted	1,698,075	—	1,698,075	6.70
Exercised	(8,250)	—	(8,250)	2.56
Forfeited	(33,167)	(36,250)	(69,417)	26.46

Options outstanding, December 31, 2011	2,734,873	15,000	2,749,873	$8.16

Shares of Common Stock available for
future grant under the plans	725,258
Aggregate intrinsic value	$300,973	—	$300,973

The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise price of the underlying options.

The following table summarizes information about stock options outstanding at December 31, 2011:

		Weighted Average		Options Exercisable
		Remaining		Weighted Average
	Number	Contractual	Exercise	Number	Exercise
Ranges of price	Outstanding	Life (yrs)	Price	Exercisable	Price
$3.00-4.50	340,065	5.96	$3.74	340,065	$3.74
$5.00-7.51	1,652,575	9.04	$6.60	722,877	$6.52
$8.00-12.30	622,733	7.90	$11.83	318,610	$11.95
$15.00-20.00	120,000	2.80	$19.76	120,000	$19.76
$25.00-30.00	9,500	3.50	$27.63	9,500	$27.63
$50.00	5,000	2.61	$50.00	5,000	$50.00
$3.00-50.00	2,749,873	8.09	$8.16	1,516,052	$8.36

Share based compensation - The fair values of stock options granted were estimated using the Black-Scholes option-pricing model with the following assumptions:

	2009	2010	2011
Risk free interest rate	1.07 – 2.66%	0.85- 2.38%	0.39-2.30%
Expected life	3.50 – 5.75	3.5 -5.75	3.0 -6.0
Expected volatility	162 – 169%	155 – 168%	109 - 169%
Dividend yield	---	––	––

Weighted-average grant date fair value per share	$3.50	$$10.40	$4.33

On December 20, 2011, the Compensation Committee of the Board of Directors approved grants of options to purchase 960,000 shares of our common stock under the Company’s 2000 Equity Incentive Plan to senior officers. Options as to one third of such shares vested upon grant at a per share exercise price of $6.30. Options as to the balance of such shares are scheduled to vest on a quarterly basis, in eight equal quarterly installments at the end of each quarter, beginning with the quarter ending March 31, 2013, with half of the option grants exercisable at a per share exercise price of $6.75 and the remaining half at $7.25. In addition, options to purchase 394,000 shares of common stock were granted to the Board of Directors and Advisory Board members, which immediately vested as well. As a result of the immediate vesting of a portion of the options granted to senior executives and the options granted to the Board of Directors and Advisory Board members, the Company recorded a stock-based compensation charge of approximately $3.0 million during the fourth quarter of 2011.

As of December 31, 2011, there was $7.3 million of unrecognized compensation cost related to non-vested options granted. That cost is expected to be recognized over a weighted-average period of 23.5 months.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
INCOME TAXES

NOTE 9 - INCOME TAXES

The provision for income taxes at December 31, 2011 was comprised of federal alternative minimum tax.

At December 31, 2011, the Company had available $68.3 million of net operating loss carry forwards, for U.S. income tax purposes which expire in the years 2016 through 2030. However, due to changes in stock ownership, the use of the U.S. net operating loss carry forwards is limited under Section 382 of the Internal Revenue Code. As such, approximately $56.2 million of these net operating loss carry forwards will expire and will not be available to use against future tax liabilities. The Company has ceased its foreign operations and has abandoned the foreign net operating loss carry forwards.

Due to the uncertainty of their realization, no income tax benefit has been recorded by the Company for these loss carry forwards as valuation allowances have been established for any such benefits.

Significant components of the Company's deferred tax assets are as follows:

(in thousands)	December 31,
	2010	2011
Net operating loss carry forwards	$6,828	$4,833
Stock based compensation	1,025	3,163
Other	615	459
Total deferred tax assets	8,468	8,455
Valuation allowance	(8,468)	(8,455)
Net deferred tax assets	$—	$—

The decrease in the valuation allowance was due primarily to the offset of net operating losses against taxable income in 2011and the effects of accrued expenses and depreciation and amortization net of increases in stock based compensation.

The following is a reconciliation of the federal statutory tax rate of 35% for 2009, 2010 and 2011, with the provision for income taxes:

	December 31,
	2009	2010	2011
Statutory tax rate	(35%)	(35%)	35%
Net operating loss carry forward	—	—	(35)
Valuation allowance	35	35	—
Alternative minimum tax	—	—	4
Effective federal tax rate	0%	0%	4%

At December 31, 2010 and 2011, the Company had no material unrecognized tax benefits, and no adjustments to liabilities or operations were required. The Company does not expect that its unrecognized tax benefits will materially increase within the next twelve months. The Company did not recognize any interest or penalties related to uncertain tax positions at December 31, 2010 and 2011.

The Company files U.S. and state income tax returns in jurisdictions with varying statutes of limitations. The 2008 through 2011 tax years generally remain subject to examination by federal and most state tax authorities.

CONCENTRATION OF CREDIT RISK AND SIGNIFICANT CUSTOMER	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONCENTRATION OF CREDIT RISK AND SIGNIFICANT CUSTOMER

NOTE 10 – CONCENTRATION OF CREDIT RISK AND SIGNIFICANT CUSTOMER

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. With respect to accounts receivable, such receivables are entirely from Duke Energy, comprising all of the Company’s revenues. This customer concentration increases the Company’s exposure to credit risk since the financial insolvency of this customer could have a significant impact on its liquidity and results of operations.

The Company utilizes one contract manufacturer for all of its production requirements. The Company’s products are manufactured in China by a U.S.-based company that also performs services for numerous other companies. The Company depends on its manufacturer to maintain high levels of productivity and satisfactory delivery schedules. The Company’s reliance on its manufacturer reduces its control over the manufacturing process, exposing the Company to risks, including reduced control over quality assurance, product costs and product supply.

OPERATING LEASES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
OPERATING LEASES

NOTE 11 – OPERATING LEASES

The Company does not own any real property. The Company currently leases approximately 28,000 square feet of office space in Newton, Massachusetts. The Company’s leases expire on December 31, 2012.

Deferred rent represents the cumulative excess of the straight-lined rent expense over cash paid for rent.  The amount of deferred rent remaining on the Company’s balance sheet as of December 31, 2011 was approximately $100,000, which will be fully amortized to rent expense during 2012. Total minimum rental payments for 2012 are approximately $558,000. Rent expense for 2009, 2010 and 2011 was $290,430, $308,015, and $347,679 respectively.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RETIREMENT PLANS

NOTE 12 – RETIREMENT PLANS

Through December 31, 2011, the Company maintained a SIMPLE IRA plan for the benefit of its employees. The Company made contributions to the plan in the amount of 3% of compensation, but such contributions could not exceed the amount of the employee's contribution.  The Company’s contributions for 2009, 2010 and 2011 were $69,378, $96,492, and $123,060, respectively.

Effective January 1, 2012, the Company established a 401(k) plan for eligible employees. Under the provision of the plan, eligible employees may voluntarily contribute a portion of their compensation up to the statutory limit. The Company’s 401(k) plan provides for a matching contribution of up to 4% of participating employees’ compensation.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

The Company retains the services of a law firm to perform legal services from time to time.  One of the partners of the firm is a non-employee director of the Company.  Legal fees incurred amounted to $88,797, $57,161 and $394,153 for 2009, 2010 and 2011, respectively.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 14 – SUBSEQUENT EVENTS The Company reviewed subsequent events through the date of this filing.